26. Finance debt (Details 2) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance		$ 63,260	$ 63,260
Additions		7,543	15,796
Principal amortization	[1]	(26,451)	(6,941)
Interest amortization	[1]	(4,598)	(1,675)
Accrued interest	[2]	4,707	1,811
Foreign exchange/ inflation indexation charges		649	1,766
Cumulative translation adjustment (CTA)		(912)	(4,491)
Modification of contractual cash flows		29	(214)
Transfer to liabilities classified as held for sale		(1,882)
Closing balance		63,260	63,260
BRAZIL [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance		10,730
Closing balance		8,669	10,730
Abroad [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance		52,530
Closing balance		60,643	52,530
Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Debt restructuring - principal amortization		(281)
Deposits linked to financing - interest amortization		(22)
Net cash used in financing activities - principal amortization		(7,222)
Net cash used in financing activities - interest amortization		(1,697)
Finance debt [member] | BRAZIL [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance		10,730	16,251
Additions		1,488	2,181
Principal amortization	[1]	(745)	(5,663)
Interest amortization	[1]	(209)	(745)
Accrued interest	[2]	224	829
Foreign exchange/ inflation indexation charges		119	111
Cumulative translation adjustment (CTA)		(2,939)	(352)
Modification of contractual cash flows
Transfer to liabilities classified as held for sale			(1,882)
Closing balance		8,668	10,730
Finance debt [member] | Abroad [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance		52,530	67,924
Additions		14,308	5,362
Principal amortization	[1]	(6,196)	(20,788)
Interest amortization	[1]	(1,466)	(3,853)
Accrued interest	[2]	1,587	3,878
Foreign exchange/ inflation indexation charges		1,647	538
Cumulative translation adjustment (CTA)		(1,552)	(560)
Modification of contractual cash flows		(214)	29
Transfer to liabilities classified as held for sale
Closing balance		$ 60,644	$ 52,530

[1]	It includes pre-payments.
[2]	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.